Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Profit for the period	$ 838	$ 415
Weighted average number of shares outstanding (in shares)	62,185,445	61,034,202
Basic profit per share (in USD per share)	$ 13.47	$ 6.80
Weighted average number of shares outstanding for purpose of diluted profit per share (in shares)	64,409,488	65,653,007
Diluted profit per share (in USD per share)	$ 13.00	$ 6.32